Federated Hermes Project and Trade Finance Tender Fund
Portfolio of Investments
December 31, 2020 (unaudited)
Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—90.8%
		Automotive—1.3%
EUR 500,000	[2]	UzAuto Motors, 3.250% (3-month EURIBOR +1.100%), 3/4/2021	12/3/2020	$607,225	$610,825
		Banking—1.7%
$ 823,529	[2]	Banco del Pacifico, 7.158% (3-month USLIBOR +5.000%), 5/15/2024	5/21/2019	823,529	818,081
		Basic Industry - Chemicals—0.5%
251,707	[2]	Kuwait Paraxylen, 0.845% (1-month USLIBOR +0.700%), 6/15/2021	5/9/2019	250,514	250,380
		Basic Industry - Forestry/Paper—1.7%
825,000	[2]	Bahia Cellulose, 3.157% (1-month USLIBOR +3.000%), 7/18/2023	11/20/2017	826,238	824,923
		Basic Industry - Metals/Mining Excluding Steel—9.2%
571,429	[2]	China Hongqiao Group Ltd., 3.895% (6-month USLIBOR +3.750%), 4/11/2021	6/10/2020	569,429	571,428
1,329,545	[2]	Harmony Gold Mining Co. Ltd., 3.283% (3-month USLIBOR +0.030%), 10/5/2023	7/31/2018- 10/2/2019	1,329,545	1,347,821
1,000,000	[2]	PJSC MMC Norilsk Nickel, 1.540% (Secured Overnight Financing Rate +1.400%), 2/20/2025	11/30/2020	989,250	991,345
1,000,000		Tasiast Mauritanie Ltd. SA, 3.098%, 12/15/2027	10/15/2020	1,000,000	1,005,000
500,000	[2]	Uralkali PJSC, 2.343% (1-month USLIBOR +2.200%), 5/20/2025	9/9/2020	497,500	500,000
		TOTAL			4,415,594
		Basic Industry - Steel Producers/Products—2.9%
962,500	[2]	Ferrexpo AG, 4.713% (3-month USLIBOR +4.500%), 11/6/2022	3/7/2018- 11/6/2019	954,273	951,928
430,978	[2]	Metinvest BV, 4.907% (1-month USLIBOR +4.750%), 10/18/2022	11/19/2018	419,342	430,978
		TOTAL			1,382,906
		Capital Goods - Aerospace & Defense—0.8%
388,889	[2]	Gulf Air BSC, 3.407% (1-month USLIBOR +3.250%), 4/19/2022	3/27/2017	389,473	388,890
		Consumer Goods - Food - Wholesale—5.2%
1,000,000		Dansk Landbrugs Grovvarseslskab AMBA, 1.390%, 1/12/2021	10/29/2020	997,103	999,676
350,000	[2]	Ghana Cocoa Board, 1.896% (1-month USLIBOR +1.750%), 8/31/2021	10/20/2020- 12/1/2020	350,000	350,000
275,000	[2]	Ghana Cocoa Board, 4.651% (6-month USLIBOR +4.400%), 11/12/2024	5/13/2020	275,000	275,000
500,000		PT Pacific Indopalm Industries, 1.964%, 1/14/2021	3/5/2019- 3/14/2019	500,000	500,000
894,737	[2,3,4]	Vicentin SAIC II, 6.237% (3-month USLIBOR +6.000%), 1/15/2024	1/8/2018- 2/21/2018	894,737	357,895
		TOTAL			2,482,571
		Consumer Goods - Personal & Household Products—0.8%
400,478		PT Pan Brothers TBK, 2.237%, 1/19/2021	10/15/2020- 10/16/2020	400,478	400,439
		Consumer Non-Cyclical/Food-Wholesale—0.6%
EUR 112,000	[2]	Cargill Financial Services, 3.500% (1-month EURIBOR +3.500%), 6/30/2021	9/2/2020	132,670	136,825
122,413	[2]	Cargill Financial Services, 3.500% (1-month EURIBOR +3.500%), 6/30/2021	9/2/2020	144,931	149,546
		TOTAL			286,371
		Electric Power—1.2%
$ 636,128	[2]	SMN Barka Power Company S.A.O.C., 1.369% (6-month USLIBOR +1.100%), 3/28/2024	12/2/2020	585,237	585,470
		Energy - Exploration & Production—14.4%
113,937	[2]	FPF003 PTE Ltd. Singapore, Inc., 2.603% (3-month USLIBOR +2.350%), 12/31/2021	12/19/2019	113,368	113,580
838,737	[2]	FPF005 PTE Ltd. Singapore, Inc., 2.853% (3-month USLIBOR +2.600%), 8/13/2024	12/19/2019	834,544	835,106
652,439	[2]	Heston BV, 2.196% (1-month USLIBOR +2.050%), 8/31/2022	11/15/2019	652,185	643,307
750,000	[2]	Kosmos Energy, 3.496% (1-month USLIBOR +3.250%), 3/31/2025	9/23/2019	744,400	622,345
713,867	[2]	Prime Oil and Gas BV, 3.896% (12-month USLIBOR +3.750%), 12/5/2024	9/17/2019	708,513	702,935

Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—continued
		Energy - Exploration & Production—continued
$ 923,077	[2]	SOCAR Energy ’18, 0.213% (12-month USLIBOR +2.200%), 11/8/2023	11/26/2019	$918,923	$923,077
454,545	[2]	Sonangol Finance Ltd., 3.496% (3-month USLIBOR +3.350%), 10/30/2021	12/14/2020	453,636	445,672
176,471	[2]	Sonangol, 3.545% (3-month USLIBOR +3.400%), 7/30/2021	4/3/2017	170,221	175,942
400,000	[2]	Tengizchevroil Finance Co. International Ltd., 2.345% (3-month USLIBOR +2.000%), 7/7/2021	7/14/2020	400,000	400,000
675,470	[2]	UC Malampaya Philippines Pte. Ltd., 4.220% (3-month USLIBOR +4.000%), 12/31/2023	7/30/2020	777,480	675,470
1,375,000	[2]	Yibal Export Pdo, 1.820% (1-month USLIBOR +1.600%), 6/30/2023	3/20/2019	1,371,104	1,369,092
		TOTAL			6,906,526
		Energy - Integrated Energy—5.9%
2,000,000		Puma International Financing SA, 5.870%, 1/20/2023	9/30/2019	1,928,000	2,002,419
860,000	[2]	Staatsolie Maatschappij Suriname NV, 5.750% (3-month USLIBOR +0.052%), 5/23/2025	6/21/2019	860,000	860,000
		TOTAL			2,862,419
		Energy - Oil Refining and Marketing—1.7%
806,897	[2]	Dangote, 6.807% (6-month USLIBOR +6.500%), 8/31/2023	2/6/2017- 10/22/2018	798,762	806,897
		Food Wholesaling—1.9%
180,000		Agropecuaria Campos Nuevos SA, 2.742%, 3/30/2021	10/12/2020	177,725	179,166
180,000		Agropecuaria Campos Nuevos SA, 2.756%, 4/30/2021	10/12/2020	177,298	178,867
90,000		Coopasam, 2.774%, 5/31/2021	10/12/2020	88,433	89,281
270,000		Inversiones Agricolas SA, 2.742%, 3/30/2021	10/12/2020	266,587	268,749
135,000		Sul America SA, 2.756%, 4/30/2021	10/12/2020	132,974	134,012
90,000		Sul America SA, 2.772%, 5/28/2021	10/12/2020	88,454	89,183
		TOTAL			939,258
		Foreign Sovereign—13.5%
EUR 1,000,000	[2]	Bank of Industry Ltd. - Central Bank of Nigeria, 4.500% (3-month EURIBOR +4.500%), 2/14/2025	3/10/2020- 3/17/2020	1,115,825	1,237,083
$ 500,000	[2]	Bank of Kigali Ltd., 8.503% (3-month USLIBOR +6.250%), 10/19/2021	6/19/2017	500,000	500,000
103,708		Burkina Faso, Government of, 3.016% - 3.056%, 6/2/2021	8/21/2020- 12/3/2020	103,708	103,708
EUR 160,000		Burkina Faso, Government of, 3.300%, 1/30/2021	4/16/2020	173,448	195,464
1,000,000		Cote D’Ivoire, Government of, 4.950%, 12/31/2025	9/4/2019	1,103,150	1,221,650
$ 210,618	[2]	Djibouti, Government of, 3.507%, 2/5/2021	12/4/2020	210,618	210,618
93,093		Egypt, Government of, 4.140%, 12/23/2021	12/14/2020- 12/28/2020	93,093	93,093
333,333	[2]	Ethiopian Railway Corp., 5.941% (6-month USLIBOR +3.750%), 8/1/2021	5/4/2017	333,333	331,828
EUR 651,970		Gvt. Senegal 200, 3.825%, 4/14/2021	5/20/2020- 12/11/2020	739,411	796,479
$ 428,572	[2]	Ministry of Finance Tanzania, 5.460% (6-month USLIBOR +5.200%), 6/23/2022	6/26/2017	426,000	428,571
500,000	[2]	Sharjah Govt., 1.430% (3-month USLIBOR +1.200%), 3/4/2024	9/21/2020	497,500	498,860
900,000	[2]	The Sharjah Electricity and Water Authority, 2.095% (1-month USLIBOR +1.950%), 12/23/2025	12/21/2020	900,000	899,475
		TOTAL			6,516,829
		Oil Field Services—7.2%
674,904	[2]	Armada TGT Ltd., 3.253% (3-month USLIBOR +3.000%), 12/31/2021	7/14/2020	663,094	674,904
750,000		Hellenic Petroleum SA, 2.537%, 1/24/2021	12/17/2020	750,000	750,000
1,273,794	[2]	Trafigura Pte Ltd., 2.401% (1-month USLIBOR +2.395%), 12/31/2022	11/27/2020	1,273,794	1,273,794
750,000		Turkiye Petrol Rafinerileri AS, 3.417%, 1/26/2021	12/17/2020	750,000	750,000
		TOTAL			3,448,698
		Supranational—4.2%
1,000,000		African Export-Import Bank (Afreximbank), 1.561%, 6/18/2021	6/22/2020	1,000,000	1,000,000
1,000,000	[2]	Eastern and Southern African Trade and Development Bank, 1.678% (3-month USLIBOR +1.450%), 12/17/2022	12/16/2020	989,000	1,000,000
		TOTAL			2,000,000

Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—continued
		Technology & Electronics - Tech Hardware & Equipment—1.9%
$ 900,105		Ingram Micro, Inc., 3.178%, 1/22/2021	11/24/2020	$893,095	$897,831
		Telecommunications - Wireless—1.6%
766,667	[2]	MTN Group Ltd., 2.374% (3-month USLIBOR +2.150%), 8/25/2021	7/12/2018- 3/25/2020	768,075	766,667
		Transportation - Airlines—3.7%
1,795,329	[2]	Avolon Aerospace, 4.180% (1-month USLIBOR +1.600%), 3/31/2025	11/27/2019	1,803,857	1,795,329
		Transportation Services—3.3%
610,897	[2]	Armenia International Airports CJSC, 5.760% (6-month USLIBOR +5.500%), 12/23/2022	12/28/2017	617,006	610,015
565,445	[2]	Asyaport, 4.753% (6-month USLIBOR +4.400%), 1/10/2024	1/31/2017	565,445	565,445
426,572	[2]	Autopistas Urbanas SA (AUSA), 3.721% (3-month USLIBOR +3.500%), 11/15/2022	5/19/2017- 11/13/2017	420,174	412,306
		TOTAL			1,587,766
		Utilities—5.6%
269,233	[2]	Karpower International B.V., 6.753% (12-month USLIBOR +6.500%), 10/30/2021	9/17/2019- 3/4/2020	269,233	269,233
455,127	[2]	Karpowership, 4.807% (6-month USLIBOR +4.500%), 2/28/2025	7/30/2020	444,659	450,484
1,000,000		Tunisia, Government of, 2.117% - 2.138%, 4/14/2021	9/21/2020- 10/15/2020	1,000,000	999,912
993,522		Tunisia, Government of, 2.536% - 2.636%, 12/20/2021	5/5/2020- 12/22/2020	993,522	993,261
		TOTAL			2,712,890
		TOTAL TRADE FINANCE AGREEMENTS (IDENTIFIED COST $43,954,818)			43,687,560
		INVESTMENT COMPANY—7.7%
3,686,471		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.08%[5] (IDENTIFIED COST $3,687,465)			3,687,208
		TOTAL INVESTMENT IN SECURITIES—98.5% (IDENTIFIED COST $47,642,283)			47,374,768
		OTHER ASSETS AND LIABILITIES - NET—1.5%[6]			707,061
		TOTAL NET ASSETS—100%			$48,081,829
At December 31, 2020, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Sold:
1/4/2021	State Street Bank & Trust Co.	60,372	EUR	$65,722	$(8,032)
1/11/2021	Standard Chartered Bank	112,000	EUR	$135,795	$(1,053)
1/11/2021	Standard Chartered Bank	122,000	EUR	$147,909	$(1,159)
1/19/2021	Standard Chartered Bank	80,220	EUR	$88,679	$(9,357)
2/1/2021	State Street Bank & Trust Co.	244,500	EUR	$286,163	$(12,726)
2/2/2021	State Street Bank & Trust Co.	80,220	EUR	$87,389	$(10,678)
2/22/2021	State Street Bank & Trust Co.	1,000,000	EUR	$1,198,302	$(24,714)
3/17/2021	State Street Bank & Trust Co.	206,149	EUR	$244,147	$(8,105)
4/13/2021	State Street Bank & Trust Co.	1,000,000	EUR	$1,178,855	$(45,510)
4/15/2021	State Street Bank & Trust Co.	209,000	EUR	$254,150	$(1,753)
12/10/2021	State Street Bank & Trust Co.	500,000	EUR	$609,409	$(6,148)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$(129,235)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $150,152 and $(50,568), respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.

Net Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated fund holdings during the period ended December 31, 2020, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 3/31/2020	$7,063,648
Purchases at Cost	$46,636,513
Proceeds from Sales	$(50,022,478)
Change in Unrealized Appreciation/Depreciation	$1,973
Net Realized Gain/(Loss)	$7,552
Value as of 12/31/2020	$3,687,208
Shares Held as of 12/31/2020	3,686,471
Dividend Income	$21,710

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2020, these restricted securities amounted to
$43,687,560, which represented 90.8% of total net assets.

2	Floating/variable note with current rate and current maturity or next reset date shown.
3
Fair value determined by a valuation committee using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

4	Issuer in default.
5	7-day net yield.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) is registered and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
The Fund’s investments in trade finance agreements are primarily determined by applying discounted cash flow methodologies utilizing various inputs such as available or implied credit ratings, loan characteristics, seniority, collateral, comparable debt instruments, yield curves or indices, broader loan data, bond data and bond sector curves. When appropriate, other considerations may include asset liquidation analyses, internal credit assessments and general market conditions. The Fund utilizes third-party pricing specialists in determining its valuations. Typically, there are no other sources of evaluations for these investments and the inputs utilized are less observable. Additionally, trade finance agreements are typically held to maturity by investors and therefore do not trade on a consistent basis. Accordingly, executed trade prices are usually unavailable and thus, generally cannot be relied upon to support valuations of these investments. Therefore, inputs unobservable in active markets must be relied upon more heavily and as such, the Fund’s management has determined these to be Level 3 investments. The prices realized for these investments upon sale may be different than prices used by the Fund to value them and the differences could be material.
Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of December 31, 2020, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Trade Finance Agreements	$—	$—	$43,687,560	$43,687,560
Investment Company	3,687,208	—	—	3,687,208
TOTAL SECURITIES	$3,687,208	$—	$43,687,560	$47,374,768
Other Financial Instruments[1]
Liabilities	$—	$(129,235)	$—	$(129,235)
TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$(129,235)	$—	$(129,235)

[1]	Other financial instruments are foreign exchange contracts.

Trade finance agreements’ fair values are primarily derived from discounted cash flow methodologies utilizing unobservable inputs due to the lack of market transactions. The discount rate used within the methodologies to discount the future anticipated cash flows is considered a significant unobservable input. Increases/(decreases) in the discount rate would result in a (decrease)/increase to an investment’s fair value.
Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Trade Finance Agreements
Balance as of 3/31/2020	$55,375,067
Accrued discount/premiums	19,268
Realized gain (loss)	269,730
Change in unrealized appreciation (depreciation)	1,744,429
Purchases	43,299,941
(Sales)	(57,020,875)
Balance as of 12/31/2020	$43,687,560
Total change in unrealized appreciation (depreciation) attributable to investments still held at 12/31/2020	$1,095,273

The following acronym(s) are used throughout this portfolio:
CJSC	—Closed Joint Stock Company
EUR	—Euro Currency
EURIBOR	—Euro Interbank Offered Rate
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note